Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Research and Development Expenses [Abstract]
Payroll and related benefits (including share-based compensation)	$ 5,969	$ 3,748	$ 2,273
Raw materials subcontracted work and consulting	1,742	1,440	1,058
Clinical trials	495	200	159
Others	917	489	319
Total	$ 9,123	$ 5,877	$ 3,809